Vanguard Intermediate-Term Bond Index Fund
Risk/Return
Investment Objective
The Fund seeks to track the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Intermediate-Term Bond Index Fund Institutional) Vanguard Intermediate-Term Bond Index Fund	Vanguard Intermediate-Term Bond Index Fund - Institutional Shares	Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Intermediate-Term Bond Index Fund Institutional) Vanguard Intermediate-Term Bond Index Fund	Vanguard Intermediate-Term Bond Index Fund - Institutional Shares	Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Management Expenses	0.04%	0.03%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.07%	0.05%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Intermediate-Term Bond Index Fund Institutional) Vanguard Intermediate-Term Bond Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares	7	23	40	90
Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares	5	16	28	64

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Barclays Capital U.S. 5-10 Year Government/Credit Bond Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares or Institutional Plus Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares or Institutional Plus Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Intermediate-Term Bond Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.87% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -2.91% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund Institutional) Vanguard Intermediate-Term Bond Index Fund	One Year	Since Inception	Comparative Benchmark
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares	9.53%	6.81%	Comparative Indexes
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares Return After Taxes on Distributions	7.88%	5.03%
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	6.28%	4.78%
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares Barclays Capital U.S. 5-10 Year Gov Credit Bond Index	9.42%	6.61%
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index	9.44%
Vanguard Intermediate-Term Bond Index Fund - Institutional Shares Spliced Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index	9.44%	6.62%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Long-Term Bond Index Fund
Risk/Return
Investment Objective
The Fund seeks to track the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Long-Term Bond Index Fund Institutional) Vanguard Long-Term Bond Index Fund	Vanguard Long-Term Bond Index Fund - Institutional Shares	Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Long-Term Bond Index Fund Institutional) Vanguard Long-Term Bond Index Fund	Vanguard Long-Term Bond Index Fund - Institutional Shares	Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Management Expenses	0.04%	0.03%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.07%	0.05%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Long-Term Bond Index Fund Institutional) Vanguard Long-Term Bond Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Long-Term Bond Index Fund - Institutional Shares	7	23	40	90
Vanguard Long-Term Bond Index Fund - Institutional Plus Shares	5	16	28	64

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Barclays Capital U.S. Long Government/Credit Float Adjusted Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 15 and 30 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally low for long-term bond funds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns
Annual Total Returns - Vanguard Long-Term Bond Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.07% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -6.13% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Long-Term Bond Index Fund Institutional) Vanguard Long-Term Bond Index Fund	One Year	Since Inception	Comparative Benchmark
Vanguard Long-Term Bond Index Fund - Institutional Shares	10.44%	6.41%	Comparative Indexes
Vanguard Long-Term Bond Index Fund - Institutional Shares Return After Taxes on Distributions	8.34%	4.39%
Vanguard Long-Term Bond Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	6.91%	4.29%
Vanguard Long-Term Bond Index Fund - Institutional Shares Barclays Capital U.S. Long Gov Credit Bond Index	10.16%	6.23%
Vanguard Long-Term Bond Index Fund - Institutional Shares Barclays Capital U.S. Long Gov Credit Float Adjusted Index	10.16%
Vanguard Long-Term Bond Index Fund - Institutional Shares Spliced Barclays Capital U.S. Long Gov Credit Float Adjusted Index	10.16%	6.24%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Short-Term Bond Index Fund
Risk/Return
Investment Objective
The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Short-Term Bond Index Fund Institutional) Vanguard Short-Term Bond Index Fund	Vanguard Short-Term Bond Index Fund - Institutional Shares	Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Short-Term Bond Index Fund Institutional) Vanguard Short-Term Bond Index Fund	Vanguard Short-Term Bond Index Fund - Institutional Shares	Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Management Expenses	0.05%	0.03%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.07%	0.05%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Short-Term Bond Index Fund Institutional) Vanguard Short-Term Bond Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Short-Term Bond Index Fund - Institutional Shares	7	23	40	90
Vanguard Short-Term Bond Index Fund - Institutional Plus Shares	5	16	28	64

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally does not exceed 3 years.

Primary Risks

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
Annual Total Returns - Vanguard Short-Term Bond Index Fund Signal Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.73% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -1.07% (quarter ended June 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Short-Term Bond Index Fund Institutional) Vanguard Short-Term Bond Index Fund	One Year	Since Inception	Comparative Benchmark
Vanguard Short-Term Bond Index Fund - Signal Shares	4.03%	5.22%	Comparative Indexes
Vanguard Short-Term Bond Index Fund - Signal Shares Return After Taxes on Distributions	3.11%	3.97%
Vanguard Short-Term Bond Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	2.67%	3.73%
Vanguard Short-Term Bond Index Fund - Signal Shares Barclays Capital U.S. 1-5 Year Gov Credit Bond Index	4.08%	5.18%
Vanguard Short-Term Bond Index Fund - Signal Shares Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index	4.08%
Vanguard Short-Term Bond Index Fund - Signal Shares Spliced Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index	4.08%	5.19%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Total Bond Market Index Fund
Risk/Return
Investment Objective
The Fund seeks to track the performance of a broad, market-weighted bond index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total Bond Market Index Fund Institutional) Vanguard Total Bond Market Index Fund	Vanguard Total Bond Market Index Fund - Institutional Shares	Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total Bond Market Index Fund Institutional) Vanguard Total Bond Market Index Fund	Vanguard Total Bond Market Index Fund - Institutional Shares	Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Management Expenses	0.04%	0.03%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.07%	0.05%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Total Bond Market Index Fund Institutional) Vanguard Total Bond Market Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total Bond Market Index Fund - Institutional Shares	7	23	40	90
Vanguard Total Bond Market Index Fund - Institutional Plus Shares	5	16	28	64

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the Barclays Capital U.S. Aggregate Float Adjusted Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States-including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities-all with maturities of more than 1 year.

The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund because it invests only a portion of its assets in callable bonds and mortgage-backed securities.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares DETERMINE IN BLhas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. The returns in the table for the Institutional Plus Shares are a blend of the performance of the Fund's Institutional Shares prior to the inception date of the Institutional Plus Shares-February 5, 2010-and performance of the Institutional Plus Shares thereafter. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because all share classes of the Fund constitute an investment in the same portfolio of securities; their returns should generally differ only to the extent that the expenses of the share classes differ. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Total Bond Market Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.41% (quarter ended December 31, 2008 ), and the lowest return for a quarter was -2.46% (quarter ended June 30, 2004 ).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Total Bond Market Index Fund Institutional) Vanguard Total Bond Market Index Fund	One Year	Five Years	Ten Years	Comparative Benchmark
Vanguard Total Bond Market Index Fund - Institutional Shares	6.58%	5.86%	5.71%	Comparative Indexes
Vanguard Total Bond Market Index Fund - Institutional Shares Return After Taxes on Distributions	5.17%	4.17%	3.87%
Vanguard Total Bond Market Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	4.33%	4.01%	3.78%
Vanguard Total Bond Market Index Fund - Institutional Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard Total Bond Market Index Fund - Institutional Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard Total Bond Market Index Fund - Institutional Shares Spliced Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	5.81%	5.84%
Vanguard Total Bond Market Index Fund - Institutional Plus Shares	6.60%	5.86%	5.71%	Comparative Indexes
Vanguard Total Bond Market Index Fund - Institutional Plus Shares Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Vanguard Total Bond Market Index Fund - Institutional Plus Shares Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	none	none
Vanguard Total Bond Market Index Fund - Institutional Plus Shares Spliced Barclays Capital U.S. Aggregate Float Adjusted Index	6.58%	5.81%	5.84%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.